ORDINARY SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 16, 2014	Mar. 31, 2016	Dec. 31, 2013	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 08, 2016
Amount of stock repurchase plan authorized by the board of directors								$ 10,000
Total consideration to share repurchase plan					$ 3,101	$ 810	$ 9,039
Net proceeds from offering upon private placement						$ 75,423
Warrant
Maximum number of ordinary shares into which the warrant maybe converted				7,455,000
Issuance of ordinary shares (in ADS)				3,727,500
Exercise price of warrant per ordinary share				$ 2.75
Private Placement
Net issuance costs		$ 1,077
Net proceeds from offering upon private placement		$ 75,423
ADS
Amount of stock repurchase plan authorized by the board of directors			$ 20,000
Period to repurchase shares			1 year
Additional Period to repurchase shares	12 months
Repurchase of outstanding shares (in share)					5,410,411	3,966,951	3,695,337
ADS | Private Placement
Issuance of ordinary shares (in share)		21,250,000
Ordinary Shares
Repurchase of outstanding shares, equivalent to ordinary shares (in shares)					10,820,822	7,933,902	7,390,674
Total consideration to share repurchase plan					$ 23,907	$ 20,806	$ 19,996
Ordinary Shares | Private Placement
Issuance of ordinary shares (in share)		42,500,000